PARENT COMPANY CONDENSED FINANCIAL STATEMENTS - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest on deposits in financial institution	$ 74	$ 67
Other expenses:
Income (loss) before income tax benefit and equity in undistributed earnings	19	394
Income tax benefit	67	1,708
Net income	86	2,102
Parent Company
Income:
Dividend from bank subsidiary	1,500
Interest on deposits in financial institution	6	11
Interest on ESOP loan	34	35
Total income	1,540	46
Other expenses:
Other operating expenses	174	281
Income (loss) before income tax benefit and equity in undistributed earnings	1,366	(235)
Income tax benefit	52	204
Income (loss) before equity in undistributed net income of bank subsidiary	1,418	(31)
Equity in undistributed net income (loss) from bank subsidiary	(1,332)	2,133
Net income	$ 86	$ 2,102